Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

Nature of Operations

Alternative Energy Partners, Inc. (the “Company”) was incorporated in the State of Florida on April 28, 2008.

The Company is involved in the alternative energy sector. The Company has acquired and is seeking to acquire additional emerging growth companies to meet growing demands worldwide in the alternative energy sector. The Company currently has four subsidiaries, Sunarias Corporation (“Sunarias”) acquired during the fiscal year ended July 31, 2010; SkyNet Energy Systems, Inc., and Shovon, LLC, acquired during the fiscal year ended July 31, 2011; and Élan Energy Corp. (“Élan”), incorporated as a wholly-owned subsidiary on September 13, 2010.

Sunarias

Sunarias is a California corporation engaged in thermal and solar energy management. Sunarias marries absorption chilling and solar thermal technologies to provide commercial buildings with energy efficiency at a lower cost. Sunarias intends to assist commercial entities in hedging against extraordinary utility costs, and may be appropriate for use by schools, hospitals, or municipal buildings, among others.

Shovon, LLC

On July 7, 2010, the Company acquired Shovon, LLC a California Limited Liability Company, from Healthcare of Today, Inc., the Company’s former majority shareholder (“Healthcare”), in exchange for 1,500,000 (75,000,000 pre-split) shares of Company common stock.

SkyNet Energy

On August 19, 2010, the Company acquired SkyNet Energy Systems, Inc (“SkyNet”), a Florida Corporation, from Healthcare of Today, Inc., the Company’s former majority shareholder (“Healthcare”), in exchange for 600,000 (30,000,000 pre-split) shares of Company common stock.

Elán

Elán Energy, Inc. a wholly-owned subsidiary of the Company was formed in September 2010 to manage the Company’s commercial HVAC and related operations.  It is actively engaged in the acquisition of commercial mechanical contractors and expects to complete several acquisitions in the next fiscal quarter of the Company.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include Alternative Energy Partners, Inc. and its wholly-owned subsidiaries described above. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. A significant estimate in 2012 and 2011 included a 100% valuation allowance for deferred tax assets arising from net operating losses incurred since inception.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ materially from estimates.

Development Stage Enterprises

Development Stage

The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include equity based financing and further implementation of the business plan. The Company has not generated any significant revenues since inception.

Basis of Financial Statement Presentation in Chapter 11

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

The unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with Management’s Discussion and Analysis, for the year ended July 31, 2011. The interim results for the period ended April 30, 2012 are not necessarily indicative of results for the full fiscal year. Notes to the Consolidated Financial Statements, which would substantially duplicate disclosures contained in the audited financials for the fiscal year 2011 as reported in Form 10-K, have been omitted.

Going Concern Note

As reflected in the accompanying financial statements, the Company has a net loss of $386,034 net cash used in operations of $77,837 for the nine months ended April 30, 2012; and deficit accumulated during the development stage of $6,717,052 at April 30, 2012.

These factors, among others, raise doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments related to recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

In response to these problems, management has taken the following actions:

•	The Company is seeking third party debt and/or equity financing;
•	The Company is cutting operating costs, and
•	As described in Note 8, the Company has been involved in numerous acquisitions with the intent of achieving a level of profitability